Active Passive Conservative Portfolio Investment Risks - Active Passive Conservative Portfolio	Dec. 31, 2025
Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money.
Affiliated Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Affiliated Portfolio Risk – In managing the Portfolio, the adviser has the authority to select, and allocate among, Underlying Portfolios. The adviser may be subject to potential conflicts of interest in selecting Underlying Portfolios because the fees paid to it by some Underlying Portfolios are higher than the fees paid by other Underlying Portfolios. Moreover, a situation could occur where proper action for the Portfolio could be adverse to the interest of the Underlying Portfolios or vice versa.
Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Asset Allocation Risk – This Portfolio allocates its investments among multiple investment asset classes and among Underlying Portfolios and ETFs, based upon judgments made by the adviser. The Portfolio could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.
Commodities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Commodities Risk – The Portfolio’s investments in ETFs and total return swaps whose performance is linked to the price of an underlying commodity or commodity index may be subject to the risks of investing in physical commodities, including risks posed by regulatory, economic and political developments, weather events, natural disasters and market disruption. Commodity prices may have greater volatility than investments in traditional securities.
Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Convertible Securities Risk – Convertible securities (which can be bonds, notes, debentures, preferred stock, or other securities which are convertible into or exercisable for common stock), are subject to both the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. The value of a convertible security may not increase or decrease as rapidly as the underlying common stock. The Portfolio may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Portfolio’s ability to achieve its investment objective.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security held directly or through an Underlying Portfolio or ETF is unwilling or unable to meet its financial obligations. In addition, changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. Changes in credit spreads or improvements in an issuer’s credit quality may increase the risk that an issuer calls outstanding securities prior to their maturity.
Debt Obligations of Foreign Governments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Debt Obligations of Foreign Governments Risk – The issuer of the foreign debt or the governmental authorities that control the repayment of such debt may be unable or unwilling to repay principal or interest when due, and the Portfolio may have limited recourse in the event of a default. The market prices of debt obligations of governments and their agencies, and the Portfolio’s net asset value, may be more volatile than prices of U.S. debt obligations.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The primary risks associated with the Portfolio’s use of derivatives are the risk that changes in the value of the derivatives may not correlate as intended with the underlying asset, rate or index, the risk of adverse price movements in the market, the risk of missed opportunities in other investments and the risk that the counterparty to a derivatives transaction fails to make the required payment or otherwise comply with the terms of the contract. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Other risks include management, interest rate and liquidity risks. The Portfolio’s purchase of forwards and futures contracts may involve risks related to imperfect correlation between the prices of such instruments and the price of the underlying asset, as well as leverage, liquidity and volatility risks. In addition, the purchase of forwards also involves counterparty credit risk as well as heightened market risk. The Portfolio’s purchase of total return equity swap agreements and total return commodities swap agreements may pose risk arising from losses if the underlying reference asset does not perform as anticipated; such agreements are also subject to counterparty credit, liquidity and leveraging risks. The Portfolio’s use of options involve risk related to the direction and timing of market movements in the price of the underlying asset, obligations related to exercise of the option, and potential loss in value of the initial investment.
Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Emerging Markets Risk – Investing in emerging market securities increases foreign investing risk, and may subject the Portfolio to more rapid and extreme changes in the value of its holdings compared with investments made in U.S. securities or in foreign, developed countries. Investments in emerging markets may be subject to political, economic, legal, market, and currency risks. Emerging market securities trade in smaller markets which may experience significant price and market volatility, fluctuations in currency values, interest rates and commodity prices, higher transaction costs, and the increased likelihood of the occurrence of trading difficulties, such as delays in executing, clearing and settling Portfolio transactions or in receiving payment of dividends. Special risks associated with investments in emerging market issuers may include a lack of publicly available information, a lack of uniform disclosure, accounting, financial reporting, and recordkeeping standards, and more limited investor protection provisions when compared with developed economies. Emerging market risks also may include unpredictable and changing political, economic and tax policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses, and the imposition of sanctions or restrictions in certain investments by other countries, such as the United States.
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Equity Securities Risk – The value of equity securities held through the Underlying Portfolios and ETFs, such as common and preferred stocks, could decline if the financial condition of the companies an Underlying Portfolio or ETF is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities.
Exchange Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Exchange Traded Funds Risk – Investing in exchange traded funds (ETFs) may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in a comparable portfolio of stocks comprising the index due to lack of liquidity, the additional expenses incurred as a shareholder in another investment company, and tracking error. ETFs are also subject to the risk that their market prices may trade at a premium or discount to their net asset value, which means the Portfolio will overpay for an ETF’s assets if it is trading at a premium and will get less than the value of the ETF’s assets when selling if it is trading at a discount. An active market for an ETF may not be developed or maintained. Trading of an ETF’s shares may be halted by the exchange, in which case the Portfolio would be unable to sell its ETF shares unless and until trading is resumed. To the extent that authorized participants do not place sufficient creation and redemption orders, an ETF's shares may trade at a premium or discount or may face a trading halt or delisting. Investing in ultra-short bond ETFs may pose greater risk than investments in cash equivalents such as money market mutual funds, including risks associated with the credit quality, duration and interest rate sensitivity of the bond instruments held within such ETFs. Ultra-short bond ETFs may be more volatile and involve greater credit and interest rate risk than money market funds and other cash equivalents. In addition, the price of an ultra-short bond ETF may fluctuate, while the goal of a money market mutual fund is to maintain its NAV at a stable $1 per share. Ultra-short bond ETFs may lose money despite a stated investment objective of returning capital.
Foreign Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Foreign Investing Risk – Exposure to investments in foreign securities, including through Underlying Portfolios and ETFs, may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities.
Fund of Funds Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Fund of Funds Investing Risk – The Portfolio’s investment performance is significantly impacted by the investment performance of the Underlying Portfolios and ETFs it holds. The ability of the Portfolio to meet its investment objective is related to the ability of the Underlying Portfolios or ETFs to meet their respective investment objectives as well as the adviser’s allocation decisions with respect to the Underlying Portfolios and ETFs. Each of the Underlying Portfolios and ETFs has its own investment risks, and the Portfolio is indirectly exposed to all the risks of the Underlying Portfolios and ETFs in direct proportion to the amount of assets the Portfolio allocates to each Underlying Portfolio and each ETF. To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolio or ETF, it will be particularly sensitive to the risks associated with that Underlying Portfolio or ETF. Changes in the value of that Underlying Portfolio or ETF may have a significant effect on the Portfolio’s net asset value. The Portfolio will bear a pro rata share of the Underlying Portfolios’ or ETFs’ expenses.
Geographic Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Geographic Focus Risk – The Portfolio’s performance could be more volatile than that of a more geographically diversified fund and could be significantly impacted as a result of the Portfolio investing a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. Also, the Portfolio’s performance may be more closely tied to the market, currency, economic, political, or regulatory conditions in those countries or that region. Similarly, the extent to which an Underlying Portfolio or ETF invests a significant portion of its assets in a single country, a small number of countries or a particular geographic region, may also adversely impact the Portfolio, depending on the Portfolio’s level of investment in that Underlying Portfolio or ETF.
High Yield Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•High Yield Debt Risk – High yield debt securities (so called “junk bonds”) in which the Portfolio has exposure have greater interest rate and credit risk, may be more difficult to sell or sell at a reasonable price, have greater risk of loss than higher rated securities, and are predominantly speculative with respect to an issuer’s ability to pay interest and repay principal. In addition, high yield debt securities may be particularly sensitive to changes in the securities markets.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio’s fixed income investments to which the Portfolio has exposure is likely to decline. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income instruments. Duration measures the price sensitivity of a fixed income instrument to changes in interest rates. The Portfolio’s exposure to fixed income instruments and Underlying Portfolios or ETFs with a longer average portfolio duration will be more sensitive to changes in interest rates than those with a shorter average duration.
Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Investment Style Risk – The Portfolio is subject to risks associated with an Underlying Portfolio’s or ETF's particular style of investing and may underperform with respect to its allocation to the Underlying Portfolio or ETF when the market does not favor that particular investment style. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.
Large Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Large Cap Company Risk – Exposure to investments in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.
Large Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Large Transaction Risk – The Underlying Portfolios are used as investments for certain fund of funds, including the Portfolio, and may have a large percentage of their shares owned by such funds. Large redemption activity by the Portfolio or another fund of funds could result in the Underlying Portfolio being forced to sell portfolio securities at a loss to meet redemptions. The adviser may coordinate directly with the portfolio managers of the Underlying Portfolios to attempt to ensure that transactions are accommodated efficiently, including possibly implementing trades over a period of days rather than all at once. These practices may temporarily affect the adviser’s ability to fully implement the Portfolio’s investment strategies.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Liquidity Risk – Particular investments, such as small stocks, fixed income securities, foreign securities, in particular emerging markets securities, and derivatives to which the Portfolio has exposure, can be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Market Risk – The risk that the market price of securities owned by the Portfolio or an Underlying Portfolio or ETF in which the Portfolio invests may go up or down, sometimes rapidly or unpredictably. The value of a security may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Global economies and financial markets are increasingly interconnected, which magnifies the potential that conditions in one country or region might adversely impact issuers in, or foreign exchange rates with, a different country or region. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, tariffs, public health crises (such as epidemics and pandemics), and related events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Portfolio and its investments.
Mortgage-and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, extension risk and prepayment risk. Mortgage-related and other asset-backed securities represent interests in pools of mortgages or other assets and often involve risks that are different or possibly more acute than risks associated with other types of debt instruments. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates.
Preferred Stocks Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Preferred Stocks Risk – Preferred stocks often lack a fixed maturity or redemption date and are therefore more susceptible to price fluctuations when interest rates change. They also carry a greater risk of non-receipt of income because unlike interest on debt securities, dividends on preferred stocks must be declared by the issuer’s board of directors before becoming payable.
Prepayment and Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Prepayment and Extension Risk – Prepayment risk is the risk that principal on a debt obligation will be paid earlier than scheduled or expected, which could reduce yield and market value of the security and shorten the Portfolio’s average effective maturity. The rate of prepayments tends to increase as interest rates fall. Extension risk is the risk that, as interest rates rise, repayments on a debt obligation may occur more slowly than anticipated by the market and the obligation may remain outstanding longer.
REITs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•REITs Risk – Investments in REITs are subject to the types of risks associated with investing in the real estate industry, including, among other risks: adverse developments affecting the real estate industry; declines in real property values; changes in interest rates; defaults by mortgagors or other borrowers and tenants; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; casualty or condemnation losses; property taxes and operating losses; and governmental actions, such as changes to tax laws, zoning regulations or environmental regulations. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, may not be diversified geographically or by property type, and may be subject to self-liquidation.
Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Sector Focus Risk – To the extent the Portfolio invests in Underlying Portfolios or ETFs with a relatively high percentage of its assets in a particular sector, it will have greater exposure to the risks associated with that sector, including the risk that the securities of companies within the sector will underperform due to adverse economic conditions, regulatory or legislative changes, or increased competition affecting the sector. To the extent the Portfolio invests in Underlying Portfolios or ETFs that are underweight in other sectors, the Portfolio risks missing out on advances in those sectors.
Small and Mid Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Small and Mid Cap Company Risk – Exposure to investments in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.
U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•U.S. Government Securities Risk – Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Portfolio does not apply to the market value of such security or to shares of the Portfolio itself.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective.